Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy of Assets Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Recurring | Level 1
Assets:
Cash equivalents - money markets accounts	$ 14,887	$ 62,999